Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Schedule of compensation paid to key management personnel
In addition to their salaries, the Company also provides
non-cash
benefits and participation in the Stock Option Plan. The following table details the compensation paid to key management personnel:

Year ended December 31	2020	2019	2018
Salaries, fees and short-term benefits	$771	$781	$770
Share-based payments	230	208	669

	$1,001	$989	$1,439